RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Recently Adopted and Issued Accounting Standards [Abstract]
Unrealized gain (loss) on debt securities	$ (190)
Operating Lease, Right-of-Use Asset	62,500
Operating Lease, Liability	68,100
Reclassification from AOCI, Current Period, Tax	$ 4,900